Related Party Transactions (Details) - USD ($)																				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 11, 2024	Mar. 05, 2024	Feb. 05, 2024	Jan. 05, 2024	Dec. 02, 2023	Oct. 04, 2023	Sep. 06, 2023	Aug. 04, 2023	Jun. 13, 2023	Apr. 27, 2023	Apr. 26, 2023	Mar. 06, 2023	Feb. 23, 2023	Nov. 02, 2022	Apr. 21, 2022	Mar. 17, 2022	Mar. 04, 2021	Dec. 31, 2020	Jan. 31, 2021	Nov. 30, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 27, 2023	Dec. 29, 2021	Dec. 21, 2020
Related Party Transactions [Line Items]
Founder shares issued (in Shares)	290,447
Initial price (in Dollars per share)	$ 0.6																					$ 0.6		$ 0.6
Business combination trading day																						150 days		150 days
Aggregate amount							$ 160,000
Payment for fees																						$ 60,000
Drawn amount																	$ 200,000					50,000		$ 2,180,000
Promissory outstanding																								500,000
Remaining amount	$ 750,000																					750,000		750,000
Incurred of interest expense																						$ 33,736		$ 89,408
Exceeds price per share (in Dollars per share)	$ 10																					$ 10		$ 10
Aggregate of promissory note						$ 160,000									$ 160,000
Total principal amount																								$ 1,760,000
Price of per warrants (in Dollars per share)																						$ 1		$ 1
Total principal amount	$ 1,760,000																					$ 1,760,000		$ 1,760,000
Warrant price per share (in Dollars per share)	$ 1																					$ 1		$ 1
Agreement amount settle											$ 500,000
Redemption price per share (in Dollars per share)												$ 0.6												0.6
Shares trade (in Dollars per share)																						$ 2		$ 2
Forward purchase break-up free	$ 300,000																					$ 300,000		$ 300,000
Business Combination Agreed To Pay																						246,000
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Outstanding service fees
IPO Promissory Note [Member]
Related Party Transactions [Line Items]
Repaid amount																		$ 149,992
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans may be convertible into warrants																						1,500,000
Working capital loan amount																								1,500,000
Third Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate amount							$ 160,000	$ 160,000	$ 160,000				$ 160,000									480,000		1,600,000
Drawn amount																						160,000
Aggregate of promissory note			$ 160,000	$ 160,000	$ 160,000	$ 160,000									$ 160,000
Total principal amount																						$ 1,760,000
Fourth Promissory Note [Member]
Related Party Transactions [Line Items]
Unsecured promissory note										$ 2,000,000
Fund amount										$ 700,000
Additional amount																										$ 500,000
Promissory outstanding																								$ 1,200,000		$ 1,200,000
Percentage of interest	15.00%																					15.00%		15.00%
First Promissory Note [Member]
Related Party Transactions [Line Items]
Drawn amount																$ 550,000	750,000
First Extension Funds [Member]
Related Party Transactions [Line Items]
Aggregate amount													$ 160,000
Second Extension Funds [Member]
Related Party Transactions [Line Items]
Aggregate amount									$ 160,000
Third Extension Funds [Member]
Related Party Transactions [Line Items]
Aggregate amount								$ 160,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination																						20 days		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination																						30 days		30 days
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Aggregate amount																		$ 20,000
Payment for fees																							$ 60,000	$ 240,000	240,000
Sponsor [Member] | IPO Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																												$ 300,000
Sponsor [Member] | Third Promissory Note [Member]
Related Party Transactions [Line Items]
Fund amount	$ 160,000																					$ 160,000		$ 160,000
Price per public share (in Dollars per share)	$ 0.04																					$ 0.04		$ 0.04
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Payment for fees																						$ 60,000		$ 0
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)	$ 1																					$ 1		$ 1
Investor [Member]
Related Party Transactions [Line Items]
Drawn amount			160,000	160,000
Additional payments		$ 50,000
Investor [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																											$ 1,500,000
Drawn amount																550,000	200,000
Promissory note																$ 1,500,000
Future drawdowns
Additional payments		$ 50,000
Investor [Member] | Second Promissory Note [Member]
Related Party Transactions [Line Items]
Unsecured promissory note														$ 500,000
Promissory outstanding	$ 500,000																					$ 500,000		$ 500,000	$ 0
Investor [Member] | Third Promissory Note [Member]
Related Party Transactions [Line Items]
Drawn amount																						640,000		640,000
Sponsor fund																						640,000		640,000
Fund amount	$ 160,000																					$ 160,000		$ 160,000
Price per public share (in Dollars per share)	$ 0.04																					$ 0.04		$ 0.04
Aggregate deposit amount	$ 1,120,000																					$ 1,120,000		$ 1,120,000
Aggregate share price (in Dollars per share)	$ 0.28																					$ 0.28		$ 0.28
Outstanding amount (in Shares)	1,600,000																					1,600,000		1,600,000
Investor [Member] | First Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory note																								$ 1,200,000
Third Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate deposit amount																								$ 160,000
Fourth Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory outstanding	$ 480,000																					$ 480,000
Merger Agreement [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)	$ 10																					$ 10		$ 10
Transaction expense																						$ 30,000,000		$ 30,000,000
Forward Purchase Agreement [Member]
Related Party Transactions [Line Items]
Agreed to purchase (in Shares)												2,500,000
Merger Agreement [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)	10																					$ 10		$ 10
Exceeds price per share (in Dollars per share)	$ 10																					$ 10		$ 10
Transaction expense																						$ 30,000,000		$ 30,000,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate shares outstanding (in Shares)																			7,187,500
Aggregate shares issued (in Shares)	41,046																		7,187,500			41,046
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)																			1,437,500		5,750,000
Aggregate value																					$ 30,000
Founder shares subject to forfeiture (in Shares)	937,500																					937,500		937,500
Percentage of issued and outstanding shares after Initial Public Offering	20.00%																					20.00%		20.00%
Class B Common Stock [Member] | Director 1 [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)																				40,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)	$ 11.5																					$ 11.5		$ 11.5
Class A Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Initial price (in Dollars per share)	$ 12																					$ 12		$ 12
Forecast [Member]
Related Party Transactions [Line Items]
Aggregate of promissory note			$ 160,000	$ 160,000	$ 160,000
Working Capital [Member] | Investor [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Drawn amount																	$ 750,000
Initial Price [Member]
Related Party Transactions [Line Items]
Initial price (in Dollars per share)												$ 10.17
Forward purchase per share (in Dollars per share)												$ 10.77
Prepayment Amount [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)																						2,500,000		2,500,000